CONSOLIDATED STATEMENTS OF OPERATIONS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Rental income	$ 1,870,309	$ 1,644,642	$ 1,446,781
Fee and asset management	9,573	9,026	9,476
Total revenues	1,879,882	1,653,668	1,456,257
EXPENSES
Property and maintenance	365,778	337,419	323,743
Real estate taxes and insurance	219,975	190,834	172,531
Property management	81,902	81,867	79,857
Fee and asset management	4,663	4,279	4,998
Depreciation	593,884	539,351	505,516
General and administrative	47,238	43,604	39,881
Impairment	0	0	45,380
Total expenses	1,313,440	1,197,354	1,171,906
Operating income	566,442	456,314	284,351
Interest and other income	150,546	7,965	4,476
Other expenses	(27,320)	(14,209)	(11,597)
Interest:
Expense incurred, net	(456,763)	(461,754)	(457,613)
Amortization of deferred financing costs	(21,320)	(16,651)	(9,453)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	211,585	(28,335)	(189,836)
Income and other tax (expense) benefit	(516)	(708)	(270)
(Loss) from investments in unconsolidated entities	(14)	0	(735)
Net gain on sales of unconsolidated entities	0	0	28,101
Net gain (loss) on sales of land parcels	0	4,217	(1,395)
(Loss) income from continuing operations	211,055	(24,826)	(164,135)
Discontinued operations, net	670,149	960,023	460,118
Net income	881,204	935,197	295,983
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(844)	(832)	726
Net income attributable to controlling interests	841,719	893,585	283,610
ALLOCATION OF NET INCOME:
Redemption Premium	5,152	0	0
Earnings per Unit - basic:
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.614	$ (0.128)	$ (0.599)
Earnings Per Share, Basic	$ 2.729	$ 2.984	$ 0.952
Weighted average Units outstanding	316,554	308,062	296,527
Earnings per Unit - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.609	$ (0.128)	$ (0.599)
Earnings Per Share, Diluted	$ 2.705	$ 2.984	$ 0.952
Weighted average Units outstanding	319,766	308,062	296,527
OPERATING PARTNERSHIP
REVENUES
Rental income	1,870,309	1,644,642	1,446,781
Fee and asset management	9,573	9,026	9,476
Total revenues	1,879,882	1,653,668	1,456,257
EXPENSES
Property and maintenance	365,778	337,419	323,743
Real estate taxes and insurance	219,975	190,834	172,531
Property management	81,902	81,867	79,857
Fee and asset management	4,663	4,279	4,998
Depreciation	593,884	539,351	505,516
General and administrative	47,238	43,604	39,881
Impairment	0	0	45,380
Total expenses	1,313,440	1,197,354	1,171,906
Operating income	566,442	456,314	284,351
Interest and other income	150,546	7,965	4,476
Other expenses	(27,320)	(14,209)	(11,597)
Interest:
Expense incurred, net	(456,763)	(461,754)	(457,613)
Amortization of deferred financing costs	(21,320)	(16,651)	(9,453)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	211,585	(28,335)	(189,836)
Income and other tax (expense) benefit	(516)	(708)	(270)
(Loss) from investments in unconsolidated entities	(14)	0	(735)
Net gain on sales of unconsolidated entities	0	0	28,101
Net gain (loss) on sales of land parcels	0	4,217	(1,395)
(Loss) income from continuing operations	211,055	(24,826)	(164,135)
Discontinued operations, net	670,149	960,023	460,118
Net income	881,204	935,197	295,983
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(844)	(832)	726
Net income attributable to controlling interests	880,360	934,365	296,709
ALLOCATION OF NET INCOME:
Preference Units	10,355	13,865	14,368
Redemption Premium	5,152	0	0
General Partner	826,212	879,720	269,242
Limited Partners	38,641	40,780	13,099
Net income available to Units	$ 864,853	$ 920,500	$ 282,341
Earnings per Unit - basic:
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.614	$ (0.128)	$ (0.599)
Earnings Per Share, Basic	$ 2.729	$ 2.984	$ 0.952
Weighted average Units outstanding	316,554	308,062	296,527
Earnings per Unit - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.609	$ (0.128)	$ (0.599)
Earnings Per Share, Diluted	$ 2.705	$ 2.984	$ 0.952
Weighted average Units outstanding	319,766	308,062	296,527